Trade Receivables, Other Receivables and Prepayments (Details 2) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Trade Receivables [Line Items]
Trade receivables	$ 13,136,918	$ 11,860,798
Past due for less than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	3,300,008	2,721,633
Current [Member]
Trade Receivables [Line Items]
Trade receivables	974,560	1,791,936
Past due for more than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	$ 8,862,350	$ 7,347,229